CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 17,000	$ 2,465	¥ 19,818
Restricted cash	1,487	216	1,378
Short-term investments	25,545	3,703	29,566
Accounts receivable, net (Allowance for credit losses of RMB482 million and RMB292 million as of December 31, 2021 and 2022, respectively)	5,486	795	4,649
Due from related parties (Allowance for credit losses of RMB56 million and RMB213 million as of December 31, 2021 and 2022, respectively)	1,748	253	1,665
Prepayments and other current assets (Allowance for credit losses of RMB277 million and RMB265 million as of December 31, 2021 and 2022, respectively)	10,169	1,475	9,032
Total current assets	61,435	8,907	66,108
Long-term prepayments and other assets	545	79	371
Long-term receivables due from related parties	25	4	25
Land use rights	83	12	86
Property, equipment and software	5,204	755	5,534
Investments	50,177	7,275	44,961
Goodwill	59,337	8,603	59,353
Intangible assets	12,742	1,847	12,960
Right-of-use assets	819	119	777
Deferred tax assets	1,324	192	1,684
Total assets	191,691	27,793	191,859
Current liabilities:
Short-term debt and current portion of long-term debt	32,674	4,737	39,866
Accounts payable	7,569	1,097	6,019
Due to related parties	156	23	138
Salary and welfare payable	3,918	568	3,894
Taxes payable	835	121	1,065
Advances from customers	8,278	1,200	7,535
Accrued liability for rewards program	396	57	400
Other payables and accruals	7,413	1,076	7,301
Total current liabilities	61,239	8,879	66,218
Deferred tax liabilities	3,487	506	3,527
Long-term debt	13,177	1,911	11,093
Long-term lease liability	534	77	400
Other long-term liabilities	235	34	165
Total liabilities	78,672	11,407	81,403
Commitments and contingencies (Note 20)
SHAREHOLDERS' EQUITY
Share capital (US$0.00125 par value; 1,400,000,000 shares authorized)	6	1	6
Additional paid-in capital	95,196	13,802	93,829
Statutory reserves	825	119	734
Accumulated other comprehensive loss	(1,768)	(256)	(1,604)
Retained earnings	20,135	2,919	18,823
Less: Treasury stock	(2,111)	(306)	(2,111)
Total Trip.com Group Limited shareholders' equity	112,283	16,279	109,677
Non-controlling interests	736	107	779
Total shareholders' equity	113,019	16,386	110,456
Total liabilities and shareholders' equity	¥ 191,691	$ 27,793	¥ 191,859